Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment loss			$ 1.1
Content asset				$ 0.5
Company recognized	$ 2.6	$ 3.0	7.8	0.8
Lease liabilities			2.7
Assets			2.6
Revenue	2.3	$ 2.3
Share based compensation	$ 1.3
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			$ 1.8
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue				$ 4.0